LVIP Wellington Mid-Cap Value Fund Supplement Dated January 8, 2019 to the Summary Prospectus and Prospectus Dated May 1, 2018

This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Wellington Mid-Cap Value Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Summary Prospectus and Prospectus for the Fund are as follows:

Effective December 31, 2018, James N. Mordy has retired and is no longer a portfolio manager on the Fund. Any references to James N. Mordy are removed accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LVIP Wellington Mid-Cap Value Fund Supplement Dated January 8, 2019 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information for the LVIP Wellington Mid-Cap Value Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Statement of Additional Information for the Fund are as follows:

Effective December 31, 2018, James N. Mordy has retired and is no longer a portfolio manager on the Fund. Any references to James N. Mordy are removed accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE